Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans [Abstract]
Retirement Plans

(17) Retirement plans

401(k) Plan

Employees of the Company, excluding employees of certain international subsidiaries, participate in a defined contribution retirement plan, the Dunkin' Brands, Inc. 401(k) Retirement Plan ("401(k) Plan"), under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, employees may contribute up to 80% of their pre-tax eligible compensation, not to exceed the annual limits set by the IRS. The 401(k) Plan allows the Company to match participants' contributions in an amount determined in the sole discretion of the Company. The Company matched participants' contributions during fiscal years 2011 and 2010 and January through February 2009, up to a maximum of 4% of the employee's salary. The Company provided a 1% match for participants' contributions that were made between March and December 2009. Employer contributions for fiscal years 2011, 2010, and 2009, amounted to $2.7 million, $2.1 million, and $1.1 million, respectively. The 401(k) Plan also provides for an additional discretionary contribution of up to 2% of eligible wages for eligible participants based on the achievement of specified performance targets. No such discretionary contributions were made during fiscal years 2011, 2010, and 2009.

NQDC Plan

The Company, excluding employees of certain international subsidiaries, also offers to a limited group of management and highly compensated employees, as defined by the Employee Retirement Income Security Act ("ERISA"), the ability to participate in the NQDC Plan. The NQDC Plan allows for pre-tax contributions of up to 50% of a participant's base annual salary and other forms of compensation, as defined. The Company credits the amounts deferred with earnings based on the investment options selected by the participants and holds investments to partially offset the Company's liabilities under the NQDC Plan. The NQDC Plan liability, included in other long-term liabilities in the consolidated balance sheets, was $6.9 million and $7.4 million at December 31, 2011 and December 25, 2010, respectively. As of December 31, 2011 and December 25, 2010, total investments held for the NQDC Plan were $3.2 million and $4.3 million, respectively, and have been recorded in other assets in the consolidated balance sheets.

Canadian Pension Plan

The Company sponsors a contributory defined benefit pension plan in Canada, The Baskin-Robbins Employees' Pension Plan ("Canadian Pension Plan"), which provides retirement benefits for the majority of its employees.

The components of net pension expense were as follows (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Service cost	$222	155	99
Interest cost	340	316	276
Expected return on plan assets	(306)	(287)	(242)
Amortization of net actuarial loss	54	26	—

Net pension expense	$310	210	133

The table below summarizes other balances for fiscal years 2011, 2010, and 2009 (in thousands):

	Fiscal year ended
	December 31, 2011	December 25, 2010	December 26, 2009
Change in benefit obligation:
Benefit obligation, beginning of year	$6,042	5,087	3,532
Service cost	222	155	99
Interest cost	340	316	276
Employee contributions	81	69	51
Benefits paid	(479)	(218)	(196)
Actuarial (gain) loss	(95)	417	675
Foreign currency (gain) loss, net	(61)	216	650

Benefit obligation, end of year	$6,050	6,042	5,087

Change in plan assets:
Fair value of plan assets, beginning of year	$4,797	4,247	3,162
Expected return on plan assets	306	287	395
Employer contributions	798	310	278
Employee contributions	81	69	51
Benefits paid	(479)	(218)	(196)
Actuarial loss	(505)	(74)	—
Foreign currency gain (loss), net	(53)	176	557

Fair value of plan assets, end of year	$4,945	4,797	4,247

Reconciliation of funded status:
Funded status	$(1,105)	(1,245)	(840)

Net amount recognized at end of period	$(1,105)	(1,245)	(840)

Amounts recognized in the balance sheet consist of:
Accrued benefit cost	$(1,105)	(1,245)	(840)

Net amount recognized at end of period	$(1,105)	(1,245)	(840)

The investments of the Canadian Pension Plan consisted of one pooled investment fund ("pooled fund") at December 31, 2011 and December 25, 2010. The pooled fund is comprised of numerous underlying investments and is valued at the unit fair values supplied by the fund's administrator, which represents the fund's proportionate share of underlying net assets at market value determined using closing market prices. The pooled fund is considered Level 2, as defined by U.S. GAAP, because the inputs used to calculate the fair value are derived principally from observable market data. The objective of the pooled fund is to generate both capital growth and income, while maintaining a relatively low level of risk. To achieve its objectives, the pooled fund invests in a number of underlying funds that have holdings in a number of different asset classes while also investing directly in equities and fixed instruments issued from around the world. The Canadian Pension Plan assumes a concentration of risk as it is invested in only one investment. The risk is mitigated as the pooled fund consists of a diverse range of underlying investments. The allocation of the assets within the pooled fund consisted of the following:

	December 31, 2011	December 25, 2010
Equity securities	58%	59%
Debt securities	39	40
Other	3	1

The actuarial assumptions used in determining the present value of accrued pension benefits at December 31, 2011 and December 25, 2010 were as follows:

	December 31, 2011	December 25, 2010
Discount rate	5.25%	5.50%
Average salary increase for pensionable earnings	3.25	3.25

The actuarial assumptions used in determining the present value of our net periodic benefit cost were as follows:

	December 31, 2011	December 25, 2010	December 26, 2009
Discount rate	5.50%	6.00%	7.25%
Average salary increase for pensionable earnings	3.25	3.25	3.25
Expected return on plan assets	6.00	6.50	7.00

The expected return on plan assets was determined based on the Canadian Pension Plan's target asset mix, expected long-term asset class returns based on a mean return over a 30-year period using a Monte Carlo simulation, the underlying long-term inflation rate, and expected investment expenses.

The accumulated benefit obligation was $5.1 million and $5.0 million at December 31, 2011 and December 25, 2010, respectively. We recognize a net liability or asset and an offsetting adjustment to accumulated other comprehensive income to report the funded status of the Canadian Pension Plan.

We anticipate contributing approximately $600 thousand to this plan in 2012. Expected benefit payments for the next five years and thereafter are as follows (in thousands):

Fiscal year:
2012	$242
2013	240
2014	237
2015	233
2016	229
Thereafter	1,478

$2,659

Baskin-Robbins SERP

In 1991, we established a supplemental executive retirement plan ("SERP") for a select group of Baskin-Robbins executives who constituted a "top hat" group as defined by ERISA. Assets of the SERP are held in a Rabbi Trust ("Trust"). The SERP assets are invested primarily in money market funds and are included in our consolidated balance sheets within other assets since the Trust permits our creditors to access our SERP assets in the event of our insolvency. The SERP assets of $804 thousand and $909 thousand, and corresponding liabilities of $1.7 million and $1.6 million, at December 31, 2011 and December 25, 2010, respectively, are included in other assets, and other long-term liabilities, in the accompanying consolidated balance sheets.